[Letterhead of Permanent Portfolio]

March 30, 2016
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
 Washington, D.C. 20549
Re:	Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A for Permanent Portfolio Family of Funds, Inc. (File Nos. 002-75661 and 811-3379)

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Permanent Portfolio Family of Funds, Inc., a Maryland corporation (“Fund”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 51 to the Fund’s Registration Statement on Form N-1A (“Post-Effective Amendment”).  The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the offices of the Fund.
The Fund is filing the Post-Effective Amendment to accomplish several objectives.  The Post-Effective Amendment reflects changes approved by shareholders of the Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, each a series (or “Portfolio”) of the Fund at a recent Special Meeting of Shareholders (“Special Meeting”). The Proxy Statement for the Special Meeting was filed with the SEC on October 23, 2015 (Accession No. 0001193125-15-351413).  An amended Prospectus and Statement of Additional Information was filed with the SEC on January 22, 2016 (Accession No. 0001193125-16-434807) to reflect approval by shareholders of: (i) a new investment advisory contract; and (ii) changes to the Portfolios’ investment policies and restrictions.  In addition to the foregoing changes, the Post-Effective Amendment reflects the redomiciliation described in the Proxy Statement whereby each Portfolio will be redomiciled into a corresponding, identically-named, series (also “Portfolio”) of Permanent Portfolio Family of Funds, a new Delaware statutory trust (“Trust”).  Upon completion of the redomiciliation, the Trust will issue new Class A and Class C shares of the Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio and the Fund's current common stock will be redesignated as Class N shares of each Portfolio.  Finally, the Post-Effective Amendment reflects certain changes to the

Division of Investment Management
March 30, 2016

Portfolios’ investment policies that do not require shareholder approval and revisions to the Prospectus to streamline presentation and enhance readability.
It is proposed that the Post-Effective Amendment will become effective on May 31, 2016 in accordance with Rule 485(a)(1) under the 1933 Act.  The Fund will file by subsequent amendment other information permitted to be included in such an amendment by Rule 485(b) under the 1933 Act.
Please contact Yoon Y. Choo at K&L Gates LLP, counsel to the Fund, at (202) 778-9340 with any questions or comments you may have on this filing.  The Fund respectfully requests that the Staff furnish the Fund with any comments on this filing by May 10, 2016.  This will assist the Fund in keeping to its prospectus printing schedule.  Thank you for your attention to this matter.
Sincerely,

/s/ Michael J. Cuggino

Michael J. Cuggino

cc:	George Zornada
Yoon Y. Choo
K&L Gates LLP